Net Income/(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$ 394,095	$ (100,269)	$ (65,805)
Net income from discontinued operations attributable to Sohu.com Limited, basic	0	0	35,426
Net income/(loss) attributable to Sohu.com Limited, basic	394,095	(100,269)	(30,379)
Effect of dilutive securities:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	394,095	(100,269)	(65,805)
Net income from discontinued operations attributable to Sohu.com Limited, diluted	0	0	35,426
Net income/(loss) attributable to Sohu.com Limited, diluted	$ 394,095	$ (100,269)	$ (30,379)
Denominator:
Weighted average basic ordinary shares outstanding	28,234	32,009	34,109
Weighted average diluted ordinary shares outstanding	28,234	32,009	34,109
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ 13.96	$ (3.13)	$ (1.93)
Discontinued operations	0	0	1.04
Net income/(loss) per share	13.96	(3.13)	(0.89)
Diluted income/(loss) per share attributable to Sohu.com Limited
Continuing operations	13.96	(3.13)	(1.93)
Discontinued operations	0	0	1.04
Net income/(loss) per share	$ 13.96	$ (3.13)	$ (0.89)